Restricted Net Assets (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent company USD ($)	Dec. 31, 2014 Parent company CNY	Dec. 31, 2013 Parent company CNY	Dec. 31, 2012 Parent company CNY
Operating expenses:
General and administrative expenses	$ (9,359)	(58,071)	(52,565)	(54,367)	$ (543)	(3,369)	(4,461)	(6,443)
Total operating expenses	(53,824)	(333,956)	(258,102)	(215,330)	(543)	(3,369)	(4,461)	(6,443)
Operating income	361	2,245	53,983	51,788	(543)	(3,369)	(4,461)	(6,443)
Share of income of subsidiaries and VIEs					3,264	20,251	61,151	59,671
Interest income	2,846	17,658	11,687	13,323	668	4,147	4,329	6,595
Foreign currency exchange (loss)/income , net	(219)	(1,361)	1,935	(1,845)	(248)	(1,536)	2,239	(1,829)
Other income, net	737	4,572	9,104	4,898	99	614	398	943
Income before income tax					3,240	20,107	63,656	58,937
Income tax expenses	(485)	(3,007)	(13,053)	(9,227)
Net income	3,240	20,107	63,656	58,937	3,240	20,107	63,656	58,937
Net income	3,240	20,107	63,656	58,937	3,240	20,107	63,656	58,937
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of tax of RMB nil	287	1,780	(9,018)	(772)	290	1,799	(9,083)	(775)
Share of other comprehensive income/(loss) of subsidiaries and VIEs, net of tax of RMB nil					(3)	(19)	65	3
Other comprehensive (loss)/income					287	1,780	(9,018)	(772)
Comprehensive income	3,527	21,887	54,638	58,165	3,527	21,887	54,638	58,165
Tax effect of foreign currency translation adjustments		0	0	0		0	0	0
Tax effect of share of other comprehensive income/(loss) of subsidiaries and VIEs						0	0	0